Accumulated Other Comprehensive Income (Loss) (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Activity in other comprehensive income (loss) related to forward exchange contracts held
Change in fair value of forward exchange contracts, net of tax	$ (2,474)	$ 2,031	$ 3,149	$ (2,545)	$ 3,554
Adjustment for net gains/losses realized and included in net income	1,178	631	2,540	(5,219)	1,891
Change in unrecognized gains/losses on forward exchange contracts	$ (1,296)	$ 2,662	$ 5,689	$ (7,764)	$ 5,445